Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share

7 Earnings per share

	2019			2018			2017

	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence

Basic earnings per share (ordinary shares of 25p each)	5,704	2,284	249.7	6,032	2,285	264.0	37,485	2,044	1,833.9

Share options	–	7	(0.7)	–	7	(0.8)	–	7	(6.3)

Diluted earnings per share	5,704	2,291	249.0	6,032	2,292	263.2	37,485	2,051	1,827.6

Adjusted earnings per share calculation

Earnings have been affected by a number of adjusting items, which are described in notes 3 to 6. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

		Basic

		2019		2018		2017

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share		5,704	249.7	6,032	264.0	37,485	1,833.9

Effect of restructuring and integration costs	3(e)	565	24.7	363	15.9	600	29.4

Tax and non-controlling interests on restructuring and integration costs		(101)	(4.4)	(83)	(3.6)	(133)	(6.5)

Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	3(f),(h)	675	29.6	377	16.5	383	18.7

Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles		(115)	(5.0)	(78)	(3.4)	(90)	(4.4)

Effect of associates' adjusting items net of tax	5(a)	(25)	(1.1)	(32)	(1.4)	(23,197)	(1,134.9)

Effect of Quebec class action	3(h)	436	19.1	–	–	–	–

Tax on Quebec class action		(124)	(5.4)	–	–	–	–

Effect of Russia excise dispute	3(h)	202	8.9	–	–	–	–

Tax on Russia excise dispute		(16)	(0.7)	–	–	–	–

Effect of hyperinflation on Venezuela retained earnings	3(h),4(b)	–	–	65	2.8	–	–

Other adjusting items	3(h)	236	10.3	184	8.0	534	26.1

Tax effect on other adjusting items		(50)	(2.2)	(44)	(1.9)	(184)	(8.9)

Deferred tax relating to changes in tax rates	6	(49)	(2.2)	(79)	(3.5)	(9,586)	(469.0)

Release of deferred tax on unremitted earnings from associates	6(d)	–	–	–	–	(180)	(8.8)
Effect of interest on FII GLO settlement and other	4(b)	80	3.5	41	1.8	43	2.1

Effect of retrospective guidance on WHT	6(d)	–	–	55	2.4	–	–

Effect of adjusting finance costs in relation to acquisition of RAI	4(b)	–	–	–	–	153	7.5

Tax effect of adjusting finance costs in relation to acquisition of RAI		–	–	–	–	(49)	(2.4)

Effect of hedge ineffectiveness	4(b)	–	–	–	–	9	0.4

Tax effect on hedge ineffectiveness		–	–	–	–	(2)	(0.1)

Adjusted earnings per share (basic)		7,418	324.8	6,801	297.6	5,786	283.1

		Diluted

		2019		2018		2017

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share		5,704	249.0	6,032	263.2	37,485	1,827.6

Effect of restructuring and integration costs	3(e)	565	24.7	363	15.8	600	29.3

Tax and non-controlling interests on restructuring and integration costs		(101)	(4.4)	(83)	(3.6)	(133)	(6.5)

Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	3(f),(h)	675	29.5	377	16.4	383	18.7

Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles		(115)	(5.0)	(78)	(3.4)	(90)	(4.4)

Effect of associates' adjusting items net of tax	5(a)	(25)	(1.1)	(32)	(1.4)	(23,197)	(1,131.0)

Effect of Quebec class action	3(h)	436	19.0	–	–	–	–

Tax on Quebec class action		(124)	(5.4)	–	–	–	–

Effect of Russia excise dispute	3(h)	202	8.8	–	–	–	–

Tax on Russia excise dispute		(16)	(0.7)	–	–	–	–

Effect of hyperinflation on Venezuela retained earnings	3(h),4(b)	–	–	65	2.8	–	–

Other adjusting items	3(h)	236	10.3	184	8.0	534	26.0

Tax effect on other adjusting items		(50)	(2.2)	(44)	(1.9)	(184)	(8.9)

Deferred tax relating to changes in tax rates	6	(49)	(2.2)	(79)	(3.4)	(9,586)	(467.4)

Release of deferred tax on unremitted earnings from associates	6(d)	–	–	–	–	(180)	(8.8)

Effect of interest on FII GLO settlement and other	4(b)	80	3.5	41	1.8	43	2.1

Effect of retrospective guidance on WHT	6(d)	–	–	55	2.4	–	–

Effect of adjusting finance costs in relation to acquisition of RAI	4(b)	–	–	–	–	153	7.5

Tax effect of adjusting finance costs in relation to acquisition of RAI		–	–	–	–	(49)	(2.4)

Effect of hedge ineffectiveness	4(b)	–	–	–	–	9	0.4

Tax effect on hedge ineffectiveness		–	–	–	–	(2)	(0.1)

Adjusted earnings per share (diluted)		7,418	323.8	6,801	296.7	5,786	282.1

Headline earnings per share as required by the JSE Limited

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 1/2019 ‘Headline Earnings’, as issued by the South African Institute of Chartered Accountants.

	Basic

	2019		2018		2017

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share	5,704	249.7	6,032	264.0	37,485	1,833.9

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	518	22.7	238	10.3	179	8.7

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(79)	(3.5)	(65)	(2.8)	(35)	(1.7)

Effect of losses/(gains) on disposal of property, plant and equipment and held-for-sale assets	7	0.3	(11)	(0.5)	(48)	(2.3)

Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	(1)	–	4	0.2	13	0.6

Effect of gains on disposal of businesses, non-current investments and brands	–	–	(10)	(0.4)	–	–

Tax on gains on disposal of businesses, non-current investments and brands	–	–	2	0.1	–	–

Gain on deemed disposal of RAI associate	–	–	–	–	(23,288)	(1,139.3)

Write-off of investment in associate	–	–	–	–	27	1.3

Issue of shares and change in shareholding in associate	(25)	(1.1)	(22)	(1.0)	(29)	(1.4)

Headline earnings per share (basic)	6,124	268.1	6,168	269.9	14,304	699.8

	Diluted

	2019		2018		2017

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share	5,704	249.0	6,032	263.2	37,485	1,827.6

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	518	22.5	238	10.3	179	8.6

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(79)	(3.4)	(65)	(2.8)	(35)	(1.7)

Effect of losses/(gains) on disposal of property, plant and equipment and held-for-sale assets	7	0.3	(11)	(0.5)	(48)	(2.3)

Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	(1)	–	4	0.2	13	0.6

Effect of gains on disposal of businesses, non-current investments and brands	–	–	(10)	(0.4)	–	–

Tax on gains on disposal of businesses, non-current investments and brands	–	–	2	0.1	–	–

Gain on deemed disposal of RAI associate	–	–	–	–	(23,288)	(1,135.4)

Write-off of investment in associate	–	–	–	–	27	1.3

Issue of shares and change in shareholding in associate	(25)	(1.1)	(22)	(1.0)	(29)	(1.4)

Headline earnings per share (diluted)	6,124	267.3	6,168	269.1	14,304	697.3